SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Prepaid expenses and other current assets	$ 3,619	$ 5,554	$ 5,811
Operating lease right-of-use assets	12,233	6,263
Operating lease liabilities(current)	3,470	3,752
Operating lease liabilities(non-current)	8,801	2,360
Accrued expenses and other current liabilities	28,642	$ 22,582	22,688
ASU 2016-02 | Adjustment
Prepaid expenses and other current assets	(522)		(257)
Operating lease right-of-use assets	12,233		6,263
Operating lease liabilities(current)	3,470		3,752
Operating lease liabilities(non-current)	8,801		2,360
Accrued expenses and other current liabilities	(560)		$ (106)
Previous Accounting Guidance
Prepaid expenses and other current assets	4,141
Accrued expenses and other current liabilities	$ 29,202